Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	$ 1,424	$ 1,693
Addition	18
Foreign exchange	6	36
Depreciation	(332)	(305)
Closing net book value	$ 1,116	1,424
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement term	3 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement term	10 years
Cost.
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	$ 1,918
Closing net book value	1,918	1,918
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	(494)
Closing net book value	$ (802)	$ (494)